Related party transactions: (Details) (USD $)	0 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				0 Months Ended					12 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended								0 Months Ended
	Jan. 02, 2013	Jun. 30, 2013 employee	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2014 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 31, 2014 Series B Convertible Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Jun. 30, 2013 Fossil	Jun. 30, 2012 Fossil	Jun. 30, 2011 Fossil	Mar. 16, 2010 Langtry	Mar. 16, 2010 Langtry Series A Preferred Stock	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Oct. 02, 2013 Calvin A. Wallen III Series B Convertible Preferred Stock	Dec. 18, 2009 Calvin A. Wallen III Subordinated promissory note	Jun. 30, 2013 Calvin A. Wallen III Subordinated promissory note	Jan. 02, 2013 Calvin A. Wallen III Tauren	Jan. 02, 2011 Calvin A. Wallen III Tauren	Dec. 31, 2010 Calvin A. Wallen III Tauren	Jun. 30, 2013 Calvin A. Wallen III Tauren	Jun. 30, 2012 Calvin A. Wallen III Tauren	Jun. 30, 2011 Calvin A. Wallen III Tauren	Mar. 31, 2014 Calvin A. Wallen III Tauren	Mar. 31, 2014 Calvin A. Wallen III Fossil	Jun. 30, 2013 Calvin A. Wallen III Fossil	Jun. 30, 2012 Calvin A. Wallen III Fossil	Jun. 30, 2011 Calvin A. Wallen III Fossil	Mar. 16, 2010 Calvin A. Wallen III Tauren and Langtry	Nov. 24, 2009 Calvin A. Wallen III Tauren and Langtry	Jun. 30, 2013 Calvin A. Wallen III Tauren and Langtry
Related party transactions
Amount due to related party																							$ 6,166		$ 14,537	$ 4,009	$ 697,849	$ 27,949	$ 56,123	$ 43,143
Number of full-time employees		7
Number of part-time employee		1
Monthly rental fee	8,000																			8,000	8,000	2,229
Offices lease term	9 months																				2 years
Rental expense		96,000	96,000	61,374																			96,000	96,000	61,374
Amount due from related party																								2,730			104,605	28,897	22,770	80,674
Amount paid to related party											439,874	493,188	1,250,430
Amount received from related party											252,532	344,383	131,573
Due from related party for royalties paid by third party operator																							38,756	1,551	5,127
Ownership interest in affiliated company held by related party (as a percent)																											100.00%	100.00%
Principal amount																		2,000,000
Drilling credits acquired from related party																																30,952,810
Royalty interest in leasehold rights conveyed as consideration for drilling credits (as a percent)																															2.00%
Common stock issued (in shares)		77,360,908	77,215,908		77,505,908									10,350,000
Preferred stock, stated value															10,350,000
Preferred stock Series A, conversion price (in dollars per share)						$ 1.20			$ 0.50						$ 1.20
Conversion term of convertible preferred stock															5 years
Dividend rate (as a percent)						8.00%	8.00%	8.00%	9.50%	9.50%					8.00%
Redemption price as percentage over original issue price															20.00%
Credit to full cost pool for oil and gas properties																																	$ 10,252,810
Preferred shares issued														10,350,000		12,047	2,115
Interest rate basis																		prime rate	prime rate
Interest rate spread over basis (as a percent)																		1.00%	1.00%